Acquisitions & Divestitures - 2018 Acquisitions (Details) - 2018 Acquisitions $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($) item
Acquisitions
Number of acquisitions	2
Aggregate acquisitions cost | $	$ 49
Cloud & Cognitive Software
Acquisitions
Number of acquisitions	1
Global Business Services
Acquisitions
Number of acquisitions	1